                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762


             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY


                                      * * *

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                      WILMINGTON MULTI-MANAGER MID-CAP FUND
                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES


--------------------------------------------------------------------------------

    SUPPLEMENT DATED MARCH 17, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

PROPOSED CHANGES TO THE INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES OF THE WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

     On March 9, 2006, the Board of Trustees of WT Mutual Fund (the "Trust") unanimously approved a proposal to change the investment objective of the Wilmington Multi-Manager Real Estate Securities Fund (the "Real Estate Fund"). In order to take effect, this change must also be approved by the shareholders of the Real Estate Fund. In this regard, the Trust anticipates that this proposal will be presented to shareholders at a special meeting of shareholders to be held in May, 2006. Shareholders of the Real Estate Fund will receive a proxy statement setting forth the details of this proposal. The Real Estate Fund's current investment objective is "long-term growth of capital and high current income." The Fund's proposed investment objective is "long-term preservation of capital with current income."

     If shareholders approve the proposed changes to the Real Estate Fund's investment objective, the Real Estate Fund's name will also be changed to the "Wilmington Multi-Manager Real Asset Fund" and the Fund's non-fundamental investment policies, strategies and risks will be changed to reflect the "real asset" strategy which invests in inflation-linked bonds, such as Treasury inflation protected securities (TIPS), real estate related securities including REITs, and natural resource / commodity-related securities.

     In addition on March 9, 2006, the Board of Trustees of the Trust, including a majority of the independent trustees, approved Standish Mellon Asset Management Company LLC ("Standish Mellon") as an additional sub-adviser. Such appointment is contingent upon the approval by the Fund's shareholders of a new sub-advisory agreement between the Trust and Standish Mellon with respect to the Fund. Standish Mellon will manage the portion of the Fund which will be invested in inflation-linked bonds and TIPS.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

APPROVAL OF BOSTON COMPANY ASSET MANAGEMENT AND ACADIAN ASSET MANAGEMENT AS SUB-ADVISERS TO THE WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

     At a special meeting of shareholders of the Wilmington Multi-Manager International Fund (the "International Fund") held January 20, 2006, shareholders of the International Fund approved new Sub-Advisory Agreements between WT Mutual Fund, on behalf of the International Fund, and each of The Boston Company Asset Management, LLC ("BCAM") and Acadian Asset Management, Inc. ("Acadian"). The International Fund continues to employ a multi-manager approach under which RSMC allocates a portion of the International Fund's assets among the International Fund's sub-advisers. It is expected that the addition of BCAM and Acadian will increase the total management fees payable by the International Fund and may increase the total annual operating expenses of the International Fund. BCAM will be entitled to receive a fee at the annual rates noted on the average daily net assets of the International Fund allocated to it by RSMC:
0.95% on the first $25 million; and 0.85% on assets over $25 million. Acadian will be entitled to receive a fee at the annual rates noted on the average daily net assets of the International Fund allocated to it by RSMC: 0.75% on the first $25 million; 0.65% on the next $25 million; 0.50% on the next $100 million; and 0.40% on assets over $150 million.

     In the second bullet point on page 4 of the Prospectus, the text "International Fund: Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management, LLC" is deleted in its entirety and replaced with the following:

     International Fund:  Goldman Sachs Asset Management, L.P., Julius Baer
                          Investment Management, LLC, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc.

     On page 15 of the Prospectus, the chart under the heading "Annual Fund Operating Expenses (expenses that are deducted from fund assets)" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL SHARES                                                                      International      Real Estate
                                    Large-Cap Fund    Mid-Cap Fund    Small-Cap Fund          Fund              Fund

Management fees                         0.74%            0.77%            0.93%              0.92%4            0.77%5
Distribution (12b-1) fees                None             None             None               None              None
Other expenses1                         0.37%            0.55%            0.46%              0.31%             0.45%
TOTAL ANNUAL OPERATING EXPENSES         1.11%            1.32%            1.39%              1.23%             1.22%
Waivers/Reimbursements               (0.11)% 2,3      (0.17)% 2,3      (0.14)% 2,3                           (0.01)%3,5
NET EXPENSES                          1.00% 2,3        1.15% 2,3        1.25% 2,3                             1.21% 3,5

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

----------------------------------
1 "Other expenses" have been restated to reflect current fees in connection with the Funds' change in investment structure on July 1, 2005 from a "fund-of-funds" structure (Large-Cap, Mid-Cap and Small-Cap Funds) or from a master-feeder structure (International and Real Estate Funds) to a stand-alone investment structure that invests directly in portfolio securities.

2 For Institutional Shares, RSMC has contractually agreed to reimburse each of the Large-Cap Fund, Mid-Cap Fund and Small-Cap Fund for other expenses to the extent such other expenses exceed 1.00%, 1.15% and 1.25%, respectively. This undertaking will remain in place until November 1, 2008, unless the Board of Trustees approves its earlier termination.

3 The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class' average daily net assets is below $75 million through September 2007.

4 Management fees for the International Fund have been adjusted to reflect the expected increase due to the addition of two new sub-advisers, The Boston Company Asset Management, LLC and Acadian Asset Management, Inc., effective January 20, 2006.

5 Management fees for the Real Estate Fund reflect the advisory fee payable to the Adviser and Sub-Advisers, AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. Each Sub-Adviser has contractually agreed to waive a portion of its fee through July 1, 2006 based upon the account values of other similarly managed accounts that it manages on behalf of the Adviser and its affiliates. For the year ended June 30, 2005, these waivers equaled 0.13% of the Real Estate Fund's average net assets.


     On page 16 of the Prospectus, the chart under the heading "Example" is deleted in its entirety and replaced with the following:

INSTITUTIONAL SHARES                1 Year       3 Years      5 Years       10 Years
Large-Cap Fund                       $102         $318          $578         $1,320
Mid-Cap Fund                         $117         $365          $672         $1,543
Small-Cap Fund                       $127         $397          $718         $1,630
International Fund                   $125         $390          $676         $1,489
Real Estate Fund                     $123         $386          $669         $1,476


     On page 24 of the Prospectus, the following language is inserted after the third paragraph under the heading "Strategies of Sub-Advisers to the International Fund:

     The Boston Company Asset Management, LLC ("BCAM")

     BCAM's investment strategy will use bottom-up analysis to attempt to identify non-U.S. small cap companies with improving business momentum that have not yet been recognized by the market. BCAM will closely manage portfolio risk in an attempt to maximize the performance contribution of stock selection and avoid areas of uncompensated volatility, such as country or sector allocations.

     BCAM employs a proprietary screening method to uncover companies to analyze. After making such determination, BCAM uses public financial documents, industry analysis, competitive

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

     evaluation, third party research reports, public documents and knowledge and experience of its investment staff in processing and analyzing information. BCAM's process attempts to identify stocks that are undervalued relative to prospective earnings and which may exceed market expectations.

     Acadian Asset Management, Inc. ("Acadian")

     Acadian provides global equity management across a wide spectrum of investment mandates by risk level, style, cap size and other criteria. Acadian employs structured stock and sector/country valuations models that are customized to each market. Acadian has designed its models to capture a broad range of characteristics such as value, earnings growth and technical factors.

     Acadian uses stock factors to attempt to predict how well each stock in its 20,000 stock universe will perform relative to its sector/country zone. Acadian also applies separate models to forecast sector/country level returns, in order to attempt to predict how well each stock's sector/country zone will perform relative to others. Acadian combines and weights the values of all factors and uses a proprietary calculation to determine a return forecast for each stock. Acadian then uses a portfolio optimization program to trade off the expected return of the stocks with such considerations as the client's benchmark index, desired level of risk, transaction costs and other specifications.

     On page 42 of the Prospectus, the following language is inserted after the last paragraph under the heading "International Fund":

     THE BOSTON COMPANY ASSET MANAGEMENT, LLC. BCAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended, with its principal executive office located at One Boston Place, Boston, MA 02109. Mellon Trust of New England, N.A., located at One Boston Place, Boston, MA 02109, owns a majority interest in BCAM. As of September 30, 2005, BCAM had assets under management of approximately $59 billion. BCAM was founded on January 1, 1970.

     DANIEL B. LEVAN, CFA is the lead portfolio manager for BCAM's International Small Cap Equity strategy. He is also a member of the portfolio management team for BCAM's Global Equity and International Core Equity disciplines. In addition, Mr. LeVan is responsible for conducting research covering the health care and technology sectors. Prior to joining the firm, Mr. LeVan was a captain serving in the United States Air Force. He received his MSF from Boston College and his MBA from Bentley College.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762

     Mr. LeVan holds a BS from Clarkson University. Mr. LeVan is a Chartered Financial Analyst charter holder.

     JOHN W. EVERS, CFA is an assistant portfolio manager for BCAM's Global Equity, International Core and International Small Cap Equity strategies. He is also responsible for performing research covering the energy and telecommunications sectors. Prior to joining BCAM, Mr. Evers was a fixed income quantitative analyst at Wellington Management. Previously, he was a senior analyst at Aetna Life & Casualty. Mr. Evers holds his MSF from Boston College and his BS from the University of Maine. Mr. Evers is a Chartered Financial Analyst charter holder.

     ACADIAN ASSET MANAGEMENT, INC. Acadian is a registered investment adviser under the Investment Advisers Act of 1940, as amended, with its principal executive office located at One Post Office Square, Boston, MA 02109. Old Mutual Asset Managers (US) LLC, located at 200 Clarendon Street, 53rd Floor, Boston, MA 02116, is the sole shareholder of Acadian. Old Mutual
     (US) Holdings Inc. is the sole shareholder of Old Mutual Asset Managers
     (US) LLC. OM Group (UK) Limited is the sole shareholder of Old Mutual (US) Holdings Inc. and Old Mutual PLC is the sole shareholder of OM Group (UK) Limited. As of September 30, 2005, Acadian had assets under management of approximately $25 billion. Acadian was founded in 1986.

     MR. MATTHEW J. COHEN, CFA is a Senior Vice President, Portfolio Manager, and the Investment Database Manager. Matt joined Acadian in 1994. He specializes in equity valuation techniques and manages the processes and data that drive Acadian's investment approach. Previously, Mr. Cohen worked as a senior systems analyst and project manager for Digital Equipment Corporation. Education: B.S., Management, Rensselaer Polytechnic Institute; M.B.A., Finance, Boston University.

     MR. TERENCE C. BURNHAM, PH.D. is a Portfolio Manager and the Director of Economics. Mr. Burnham joined Acadian in the Fall of 2005. He was formerly an economics professor at Harvard Business School, University of Michigan and Harvard's Kennedy School. Formerly President and CFO of Progenics Pharmaceuticals, Inc. Publisher of academic articles and numerous books. Masters in Computer Science, San Diego State University; Masters in Management, MIT's Sloan School; Ph.D. in Business Economics from Harvard University. He served with distinction as a tank driver in the U.S. Marine Corps.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                   Filed pursuant to Rule 497(e)
                                                Securities Act File No. 33-84762



             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY


                                      * * *

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                      WILMINGTON MULTI-MANAGER MID-CAP FUND
                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES


--------------------------------------------------------------------------------

    SUPPLEMENT DATED MARCH 17, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

PROPOSED CHANGES TO THE INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES OF THE WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

     On March 9, 2006, the Board of Trustees of WT Mutual Fund (the "Trust") unanimously approved a proposal to change the investment objective of the Wilmington Multi-Manager Real Estate Securities Fund (the "Real Estate Fund"). In order to take effect, this change must also be approved by the shareholders of the Real Estate Fund. In this regard, the Trust anticipates that this proposal will be presented to shareholders at a special meeting of shareholders to be held in May, 2006. Shareholders of the Real Estate Fund will receive a proxy statement setting forth the details of this proposal. The Real Estate Fund's current investment objective is "long-term growth of capital and high current income." The Fund's proposed investment objective is "long-term preservation of capital with current income."

     If shareholders approve the proposed changes to the Real Estate Fund's investment objective, the Real Estate Fund's name will also be changed to the "Wilmington Multi-Manager Real Asset Fund" and the Fund's non-fundamental investment policies, strategies and risks will be changed to reflect the "real asset" strategy which invests in inflation-linked bonds, such as Treasury inflation protected securities (TIPS), real estate related securities including REITs, and natural resource / commodity-related securities.

     In addition on March 9, 2006, the Board of Trustees of the Trust, including a majority of the independent trustees, approved Standish Mellon Asset Management Company LLC ("Standish Mellon") as an additional sub-adviser. Such appointment is contingent upon the approval by the Fund's shareholders of a new sub-advisory agreement between the Trust and Standish Mellon with respect to the Fund. Standish Mellon will manage the portion of the Fund which will be invested in inflation-linked bonds and TIPS.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.